Financial - risk management objectives and policies - Carrying value versus fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	$ 571,688	$ 587,062	$ 633,083	$ 592,342
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	905,784	823,703
Financial assets at fair value	907,520	824,177
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	121,007	125,894
Financial liabilities at fair value	121,007	125,894
Minera Yanacocha SRL and subsidiary [Member] | Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	818,503	723,208
Financial assets at fair value	818,503	723,208
Minera Yanacocha SRL and subsidiary [Member] | Trade receivables [member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	15,016	29,078
Financial assets at fair value	15,016	29,078
Minera Yanacocha SRL and subsidiary [Member] | Restricted Cash [Member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	48,617	48,127
Financial assets at fair value	50,353	48,601
Minera Yanacocha SRL and subsidiary [Member] | Financial assets at fair value [member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	23,648	23,290
Financial assets at fair value	23,648	23,290
Minera Yanacocha SRL and subsidiary [Member] | Trade And Other Payable [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	76,484	83,464
Financial liabilities at fair value	76,484	83,464
Minera Yanacocha SRL and subsidiary [Member] | Provisions And Other Accruals [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	596
Financial liabilities at fair value	596
Minera Yanacocha SRL and subsidiary [Member] | Debt Instrument [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	43,927	42,430
Financial liabilities at fair value	$ 43,927	$ 42,430